AST MANAGED ALTERNATIVES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Affiliated Mutual Funds — 83.7%
AST FQ Absolute Return Currency Portfolio*	290,985	$ 2,691,612
AST Neuberger Berman Long/Short Portfolio*	248,082	2,902,557
AST PIMCO Dynamic Bond Portfolio*	377,401	3,747,591

Total Affiliated Mutual Funds (cost $9,140,605)(w)		9,341,760
Unaffiliated Mutual Funds — 15.5%
Arbitrage Fund (The) (Institutional Shares)	52,077	700,432
Gabelli ABC Fund (Advisor Class Shares)	101,251	1,033,770

Total Unaffiliated Mutual Funds (cost $1,721,035)		1,734,202

Total Long-Term Investments (cost $10,861,640)		11,075,962

	Shares	Value
Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $117,773)(w)	117,773	$ 117,773

TOTAL INVESTMENTS—100.2% (cost $10,979,413)		11,193,735

Liabilities in excess of other assets — (0.2)%		(25,211)

Net Assets — 100.0%		$ 11,168,524

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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